SUPP-NYFirstCova0520
Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
First Cova Custom-Select Variable Annuity/First Cova Russell-Select Variable Annuity/First Cova Variable Annuity
Supplement dated May 1, 2020
to the
Prospectus dated May 1, 2002 (as supplemented)
This supplement revises information in the prospectus dated May 1, 2002 for the First Cova Custom-Select Variable Annuity/First Cova Russell-Select Variable Annuity/First Cova Variable Annuity variable annuity contracts issued by Brighthouse Life Insurance Company of NY (“BLNY,” “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.
The following information should be read in connection with the information presented on the first page of your prospectus:
In accordance with the regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting us at https://www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
The corresponding sections of the prospectus are modified as follows:
BRIGHTHOUSE INVESTORS VARIABLE ANNUITY ACCOUNT B FEE TABLE
Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Premium*	1.25%
Administrative Expense Charge	.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%
*	For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.25%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	0.71%	—	0.18%	0.01%	0.90%	—	0.90%
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Clarion Global Real Estate Portfolio	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Loomis Sayles Growth Portfolio	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio	0.70%	—	0.04%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PIMCO Total Return Portfolio	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.05%	0.54%
Victory Sycamore Mid Cap Value Portfolio	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MFS ® Value Portfolio — Class B	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class A	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	0.80%	—	0.05%	0.02%	0.87%	0.02%	0.85%
Putnam Variable Trust
Putnam VT Equity Income Fund — Class IB	0.47%	0.25%	0.10%	—	0.82%	—	0.82%
Putnam VT Sustainable Leaders Fund — Class IA	0.55%	—	0.11%	—	0.66%	—	0.66%
Russell Investment Funds
Global Real Estate Securities Fund	0.80%	—	0.12%	—	0.92%	—	0.92%
International Developed Markets Fund	0.90%	—	0.16%	—	1.06%	—	1.06%
Strategic Bond Fund	0.55%	—	0.13%	—	0.68%	—	0.68%
U.S. Small Cap Equity Fund	0.90%	—	0.35%	—	1.25%	—	1.25%
U.S. Strategic Equity Fund	0.73%	—	0.12%	—	0.85%	—	0.85%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Transfers — Restrictions on Frequent Transfer
In the “Restrictions on Frequent Transfers” subsection of the Transfers section, the following paragraph has been modified:
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Global Real Estate Securities Fund
International Developed Markets Fund
Invesco V.I. International Growth Fund
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
U.S. Small Cap Equity Fund
Western Asset Management Strategic Bond Opportunities Portfolio

INVESTMENT OPTIONS
The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. Certain portfolios listed below may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract. Additional investment portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
Appendix B contains a summary of the names of the investment advisers and subadvisers of the investment portfolios and their investment objectives and strategies.
We do not provide any investment advice and do not recommend or endorse any particular investment portfolio. You bear the risk of any decline in the contract value of your contract resulting from the performance of the investment portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I  — Class A
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.
(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 1
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
Putnam Variable Trust
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
Putnam VT Equity Income Fund — Class IB

Putnam VT Sustainable Leaders Fund — Class IA
Russell Investment Funds
Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund

FEDERAL INCOME TAX STATUS
Special Distribution Rules during 2020. Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take required minimum distributions (“RMDs”) from your Qualified Annuity Contract for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult with your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Distribution Rules for 2020 and Beyond. The following describes other recent changes in federal tax law affecting distributions from Qualified Annuity Contracts. This information should be read in conjunction with the discussion of such distributions set forth primarily in the “Federal Income Tax Status” section of the prospectus, and to a lesser extent in other sections of the prospectus.
(a)	Effective January 1, 2020, the age at which RMDs generally must begin for IRAs and qualified retirement plans is extended from age 70 1⁄2 to age 72. This change only applies if you attained age 70 1⁄2 on or after January 1, 2020. Other requirements relating to RMD payments remain the same.
(b)	Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within 10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (b) above can significantly affect a beneficiary’s ability to “stretch” distributions from a Qualified Annuity Contract over his or her life or life expectancy. It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. As a result of this change, we are not currently issuing inherited IRA Contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future, so please consult your financial representative. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.
You should consult with your tax adviser if you think you may be affected by these changes.
OTHER INFORMATION
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA

BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
The following paragraph is added to this subsection:
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The following replaces “Cybersecurity” in the “Requests and Elections” subsection.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g. the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts.) For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.

Financial Statements
The financial statements of the Separate Account are attached.
The financial statements of the BLNY and of Metropolitan Tower Life Insurance Company (“Met Tower Life”) should be distinguished from the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and should be considered only as bearing on the ability of BLNY to meet its obligations under the Contracts and of Met Tower Life, as guarantor, to meet its obligations under the guarantee agreement. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
For a free copy of the annual audited financial statements of the BLNY or Met Tower Life, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES
Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund — Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Sustainable Leaders Fund — Class IA	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
Russell Investment Funds
Global Real Estate Securities Fund	Seeks to provide current income and long term capital growth.	Russell Investment Management, LLC
Subadvisers: Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited and Cohen & Steers Asia Limited;
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternatives Asset Management (Global) Limited
International Developed Markets Fund	Seeks to provide long term capital growth.	Russell Investment Management Company Subadvisers: Intermede Investment Partners Limited; Pzena Investment Management, LLC; Wellington Management Company LLP
Strategic Bond Fund	Seeks to provide total return.	Russell Investment Management Company
Subadvisers: Colchester Global Investors Limited;
Schroder Investment Management North America Inc.;
Western Asset Management Company and Western Asset Management Company Limited
U.S. Small Cap Equity Fund	Seeks to provide long term capital growth.	Russell Investment Management Company
Subadvisers: Ancora Advisors, LLC;
Boston Partners Global Investors, Inc.;
Calamos Advisors LLC;
Copeland Capital Management, LLC;
DePrince, Race & Zollo, Inc.;
Jacobs Levy Equity Management, Inc.;
Penn Capital Management Company, Inc.;
Ranger Investment Management, L.P.
U.S. Strategic Equity Fund	Seeks to provide long term capital growth.	Russell Investment Management Company Subadvisers: Brandywine Global Investment Management, LLC; HS Management Partners, LLC; Jackson Square Partners, LLC; Jacobs Levy Equity Management, Inc.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT
If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust II — Class A
BlackRock Ultra-Short Term Bond Portfolio
Russell Investment Funds
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
U.S. Small Cap Equity Fund
U.S. Strategic Equity Fund

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Putnam Variable Trust — Class IA
Putnam VT Sustainable Leaders Fund

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund
B-4